Pensions (Tables)	12 Months Ended
Dec. 31, 2012
Pensions [Abstract]
Pension Benefit Obligation [Table Text Block]
	December 31, 2011	December 31, 2012
Pension benefit obligation	$2,546	$4,057

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	2011	2012
Benefit obligation at January 1	$8,097	$9,920
Service cost for benefits earned	1,445	1,440
Interest cost	329	259
Actuarial gains	539	20
Benefits paid	(87)	(60)
Payroll tax of employer contribution	(57)	(92)
Foreign currency exchange rate changes	(346)	799
Benefit obligation at end of year	$9,920	$12,286

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
	2,011	2,012
Fair value of plan assets at January 1,	$7,495	$7,374
Expected return on plan assets	356	242
Actual return on plan assets	(604)	(542)
Employer contributions	406	655
Settlement	(87)	(60)
Foreign currency exchange rate changes	(192)	560

Fair value of plan assets at end of year	$7,374	$8,229
Unfunded status at end of year	$2,546	$4,057

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
	December 31,
	2010	2011	2012
Net actuarial loss	$3,046	$2,104	$1,467
Prior service cost	-	-	-
Defined benefit plan adjustment, net of tax of $0	$3,046	$2,104	$1,467

Schedule of Net Benefit Costs [Table Text Block]
	Year ended December 31,
	2010	2011	2012
Expected return on plan assets	$(395)	$(356)	$(242)
Service cost	2,021	1,445	1,440
Interest cost	334	329	259
Amortization of actuarial loss	47	116	184
Settlement	1	-	-
Net periodic pension cost	$2,008	$1,534	$1,641

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Year Ended December 31,
	2010	2011	2012
Net actuarial loss/(gain)	$1,101	$234	$(581)
Prior service cost (credit)	(1,020)	1,133	276
Amortization of actuarial loss	(506)	(425)	942
Total defined benefit plan adjustments net of tax $0	$(425)	$942	$637

Schedule or Description of Weighted Average Discount Rate [Table Text Block]
	December 31,
	2010	2011	2012
Weighted average assumptions
Expected return on plan assets	5.40%	4.10%	4.00%
Discount rate	4.00%	2.60%	2.30%
Compensation increases	4.00%	3.50%	3.50%

Schedule Fair Value Pension Post Retirement Plan Assets By Asset Category [Table Text Block]
	December 31,
	2011	2012
Share and other equity investments	$1,123	$1,467
Bonds and other security – fixed yield	3,402	4,432
Bonds held to maturity	1,261	661
Properties and real estate	1,279	1,226
Money market	78	88
Other	231	355
Total plan net assets at fair value	$7,374	$8,229

Schedule Plan Assets As Percentage Fair Value Total Plan Assets [Table Text Block]
	December 31,
	2011	2012
Shares and other equity instruments	15%	18%
Bonds	64%	62%
Properties and real estate	17%	15%
Other	4%	5%
Total	100%	100%

Schedule Fair Value Pension Post Retirement Plan Assets By Level [Table Text Block]
	Level 1	Level 2	Level 3	Total
Equity securities:
US Equities	$658	-	-	$658
Non-US Equities	157	-	308	465
Fixed Income:
Government Bonds	2,891	549	-	3,440
Corporate Bonds	978	245	-	1,223
Alternative Investments:
Hedge funds and limited partnerships	-	231	-	231
Cash and cash equivalents	78	-	-	78
Real Estate	-	-	1,279	1,279

Net Plan Net Assets	$4,762	1,025	1,587	$7,374

	Level 1		Level 2	Level 3	Total
Equity securities:
US Equities	$887		-		887
Non-US Equities	209		-	371	580
Fixed Income:
Government Bonds	628		33		661
Corporate Bonds	3,546		886		4,432
Alternative Investments:
Hedge funds and limited partnerships		-	355		355
Cash and cash equivalents	88				88
Real Estate				1,226	1,226

Net Plan Net Assets	$5,358		1,274	1,597	8,229

Schedule of Level Three Defined Benefit Plan Assets Roll Forward [Table Text Block]
	Year ended December 31,
	2011	2012
Balance, beginning of year	$1,338	$1,587
Actual return on plan assets:
Assets still held at reporting date	177	63
Purchases, sales, issuances and settlements (net)	72	(53)
Net Plan Net Assets	$1,587	$1,597

Schedule of Expected Benefit Payments [Table Text Block]
December 31, 2013	$93
December 31, 2014	135
December 31, 2015	135
December 31, 2016	220
December 31, 2017	181
December 31, 2018 - 2021	2,190

Total pension payments	$2,954